Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Oct. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 20, 2015	Dec. 31, 2014
American Balanced Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class A (with sales charge)
Account Value	$ 20,614		$ 17,933		$ 15,730		$ 17,897		$ 15,460		$ 13,946	$ 11,700	$ 12,025			$ 10,413	$ 9,587		$ 9,425
American Balanced Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class C (with sales charge)
Account Value	$ 20,561		17,887		15,690		17,982		15,653		14,223	12,026	12,455			10,870	10,093		10,000
American Balanced Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class T (with sales charge)
Account Value	$ 18,860		16,371		14,319		16,255		14,004		12,600	10,545	10,814	$ 9,750
American Balanced Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class F-1
Account Value	$ 21,728		18,916		16,598		18,899		16,334		14,740	12,376	12,729			11,031	10,167		10,000
American Balanced Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class F-2
Account Value	$ 22,315		19,371		16,958		19,251		16,593		14,939	12,507	12,830			11,089	10,192		10,000
American Balanced Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class F-3
Account Value	$ 19,822		17,190		15,034		17,047		14,679		13,203	11,042	11,317		$ 10,000
American Balanced Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class 529-A (with sales charge)
Account Value	$ 20,975		18,253		16,017		18,229		15,754		14,219	11,937	12,279			10,639	9,806		9,649
American Balanced Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class 529-C (with sales charge)
Account Value	$ 20,933		18,217		15,986		18,193		15,723		14,191	11,998	12,438			10,859	10,088		10,000
American Balanced Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class 529-E
Account Value	$ 21,233		18,525		16,294		18,590		16,102		14,561	12,250	12,632			10,974	10,138		10,000
American Balanced Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class 529-T (with sales charge)
Account Value	$ 18,786		16,311		14,277		16,209		13,976		12,581	10,535	10,811	9,750
American Balanced Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class 529-F-1
Account Value	$ 22,180		19,272		16,884		19,187		16,550		14,901	12,482	12,809			11,073	10,182		10,000
American Balanced Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class 529-F-2
Account Value	$ 14,746	$ 13,934	12,801	$ 11,983	11,205	$ 11,012	12,721	$ 12,008	10,967	$ 10,000
American Balanced Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class 529-F-3
Account Value	$ 14,772	13,957	12,818	11,997	11,214	11,019	12,727	12,010	10,966	10,000
American Balanced Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class R-1
Account Value	$ 20,227		17,733		15,675		17,967		15,638		14,213	12,018	12,452			10,869	10,088		10,000
American Balanced Fund Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class R-2
Account Value	$ 20,240		17,742		15,686		17,983		15,656		14,229	12,033	12,465			10,879	10,098		10,000
American Balanced Fund Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class R-2E
Account Value	$ 20,903		18,273		16,109		18,416		15,984		14,486	12,215	12,619			10,983	10,160		10,000
American Balanced Fund Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class R-3
Account Value	$ 21,128		18,440		16,231		18,528		16,060		14,533	12,237	12,620			10,969	10,134		10,000
American Balanced Fund Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class R-4
Account Value	$ 21,770		18,946		16,625		18,922		16,352		14,752	12,381	12,734			11,032	10,168		10,000
American Balanced Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class R-5E
Account Value	$ 21,527		18,701		16,374		18,602		16,041		14,442	12,099	12,420			10,734		$ 10,000
American Balanced Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class R-5
Account Value	$ 22,439		19,468		17,033		19,326		16,649		14,979	12,537	12,854			11,103	10,198		10,000
American Balanced Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Balanced Fund — Class R-6
Account Value	$ 22,543		19,552		17,096		19,389		16,699		15,014	12,559	12,870			11,110	10,203		10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	17,680	27,399	14,194	21,696	11,869	26,494	13,278	20,585	10,000	17,386	13,223	13,829	10,000	10,000	11,351	10,138	10,000	10,000
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index
Account Value	$ 22,651	13,663	19,689	11,837	16,732	10,641	19,869	11,855	17,150	10,000	14,948	12,235	12,529	10,000	10,000	10,970	10,128	10,000	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	$ 9,075	$ 11,291	$ 8,842	$ 10,699	$ 8,926	$ 12,299	$ 9,950	$ 12,492	$ 10,000	$ 11,620	$ 10,688	$ 10,687	$ 10,000	$ 10,000	$ 10,321	$ 10,055	$ 10,000	$ 10,000